Filed Pursuant to Rule 497(a)

File No. 333-295823

Rule 482ad

RoboStrategy, Inc. Video Script

Topic: “ONE Stock I’m Buying in the Robotics Revolution,” sponsored YouTube Short by Joseph Hogue, CFA, on the Let’s Talk Money! YouTube channel (published October 17, 2026)

Script

Joseph Hogue: RoboStrategy, ticker BOT, is a publicly traded closed-end investment fund built specifically around robotics and physical AI.

[On-screen: Nasdaq quote page, “Robostrategy, Inc. (BOT)” price chart]

I want to highlight a few of the biggest investments here, then the valuation on the fund and milestones for robotics to watch for. The largest investment is Standard Bots, an American industrial robotics company bringing AI into the robotic arm, the workhorse already used throughout manufacturing.

[On-screen: RoboStrategy website, portfolio company feature (Standard Bots)]

[On-screen: RoboStrategy website, homepage with portfolio companies (Figure AI, Apptronik, Standard Bots, Dyna Robotics)]

At that more general purpose end is Figure AI, developing humanoid robots designed to operate in environments built for people. This isn't just a laboratory project, though.

[On-screen: RoboStrategy website on a mobile phone, portfolio company feature (Figure AI)]

[On-screen: RoboStrategy website, homepage with portfolio companies (Figure AI, Apptronik, Standard Bots, Dyna Robotics) (shown again; see image above)]

Figure 2 logged more than 1,250 hours at BMW, handled 90,000 parts and contributed to production of more than 30,000 vehicles.

[On-screen: Nasdaq quote page, “Robostrategy, Inc. (BOT)” price chart, shown below footage of a Figure robot]

Also targeting that giant humanoid market is Apptronik with its Apollo model. The company has partnerships with Mercedes-Benz and GXO Logistics, along with a deepening Google DeepMind collaboration, and has already raised nearly a billion dollars, including backing from Google, Mercedes-Benz and John Deere.

[On-screen: RoboStrategy website, portfolio company feature (Apptronik)]

[On-screen: RoboStrategy website, homepage with portfolio companies (Figure AI, Apptronik, Standard Bots, Dyna Robotics) (shown again; see image above)]

[On-screen: Nasdaq quote page, “Robostrategy, Inc. (BOT)” price chart (shown again; see image above)]